Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Debt

7. DEBT

Long-term debt consisted of the following:

$ in millions	September 30 2011	December 31 2010
Term loan due March 30, 2016	$561	$—
Senior notes due March 15, 2018, 6.875%	600	—
Senior notes due March 15, 2021, 7.125%	600	—
Mississippi economic development revenue bonds due May 1, 2024, 7.81%	84	84
Gulf opportunity zone industrial development revenue bonds due December 1, 2028, 4.55%	21	21

Total long-term debt	1,866	105
Less current portion	29	—

Long-term debt, net of current portion	$1,837	$105

Credit Facility — In connection with the spin-off, the company entered into the HII Credit Facility with third-party lenders. The Credit Facility comprises (i) a five-year term loan facility of $575 million, which was funded on March 30, 2011, and (ii) a revolving credit facility of $650 million, which may be drawn upon during a period of five years from the date of the funding. The revolving credit facility includes a letter of credit subfacility of $350 million, and a swingline loan subfacility of $100 million. The revolving credit facility will have a variable interest rate on drawn borrowings based on the London Interbank Offered Rate (LIBOR) plus a spread based upon the company's leverage ratio and a commitment fee rate on the unutilized balance based on the company's leverage ratio. The current spread is 2.5 percent and may vary between 2.0 percent and 3.0 percent. The current fee rate is 0.5 percent and may vary between 0.35 percent and 0.5 percent. As of September 30, 2011, approximately $121 million of letters of credit were issued but undrawn, and the remaining $529 million was unutilized.

The term loan facility is subject to amortization in three-month intervals from the funding date, expected to be in an aggregate amount equal to (i) 5 percent during each of the first year and the second year, (ii) 10 percent during the third year, (iii) 15 percent during the fourth year and (iv) 65 percent payable during the fifth year (of which 5 percent shall be payable on each of the first three quarterly payment dates during such year, and the balance shall be payable on the term maturity date). Loans will bear interest at a rate equal to LIBOR plus a spread of 2.5 percent (or the base rate plus 1.5 percent), which spread is expected to vary between 2.0 percent and 3.0 percent based upon changes to our leverage ratio.

The HII Credit Facility contains customary affirmative covenants, including, but not limited to, those related to the maintenance of corporate existence, compliance with applicable laws, payment of taxes, and ownership of property; and customary negative covenants, including but not limited to limitations on mergers, consolidations, liquidations and dissolutions and prepayments and modifications of subordinated debt and unsecured bonds.

Additionally, the HII Credit Facility contains certain financial covenants, which include a maximum total leverage ratio and a minimum interest coverage ratio. The non-cash goodwill charge does not impact the debt covenants and the company was in compliance with all covenants as of September 30, 2011.

Each of the company's existing and future domestic wholly-owned subsidiaries, except for those which are specifically designated as unrestricted subsidiaries, are and will be guarantors under the HII Credit Facility.

Senior Notes—In connection with the spin-off, the company issued $600 million aggregate principal amount of 6.875 percent Senior Notes due March 15, 2018 (the 2018 notes), and $600 million aggregate principal amount of 7.125 percent Senior Notes due March 15, 2021 (the 2021 notes, and, collectively, the notes) in a private offering, at par, under an indenture dated March 11, 2011, between HII and The Bank of New York Mellon, as trustee.

The terms of the senior notes limit the company's ability and the ability of certain of HII's subsidiaries to: incur additional indebtedness, create liens, pay dividends or make distributions in respect of capital stock, purchase or redeem capital stock, make investments or certain other restricted payments, sell assets, enter into transactions with stockholders or affiliates and effect a consolidation or merger.

Performance of the company's obligations pursuant to the notes, including any repurchase obligations resulting from a change of control, is unconditionally guaranteed, jointly and severally, on an unsecured basis, by each of HII's existing and future domestic restricted subsidiaries that guarantees debt under the HII Credit Facility (the Subsidiary Guarantors). The guarantees rank equally with all other unsecured and unsubordinated indebtedness of the guarantors. The Subsidiary Guarantors are each directly or indirectly 100 percent owned by HII. There are no significant restrictions on the ability of HII or any Subsidiary Guarantor to obtain funds from their respective subsidiaries by dividend or loan.

Mississippi Economic Development Revenue Bonds—As of September 30, 2011, the company had $83.7 million outstanding from the issuance of Industrial Revenue Bonds issued by the Mississippi Business Finance Corporation. These bonds accrue interest at a fixed rate of 7.81 percent per annum (payable semi-annually), and mature in 2024. While repayment of principal and interest is guaranteed by Northrop Grumman Systems Corporation, HII has agreed to indemnify Northrop Grumman Systems Corporation for any losses related to the guaranty. In accordance with the terms of the bonds, the proceeds have been used to finance the construction, reconstruction, and renovation of the company's interest in certain ship manufacturing and repair facilities, or portions thereof, located in the state of Mississippi.

Gulf Opportunity Zone Industrial Development Revenue Bonds—As of September 30, 2011, the company had $21.6 million outstanding from the issuance of Gulf Opportunity Zone Industrial Development Revenue Bonds (GO Zone IRBs) issued by the Mississippi Business Finance Corporation. The initial issuance of the GO Zone IRBs was for $200 million of principal value, and in November 2010, in connection with the anticipated spin-off, HII purchased $178 million of the bonds using the proceeds from a $178 million intercompany loan with Northrop Grumman (see Note 17). The remaining bonds accrue interest at a fixed rate of 4.55 percent per annum (payable semi-annually), and mature in 2028. In accordance with the terms of the bonds, the proceeds have been used to finance the construction, reconstruction, and renovation of the company's interest in certain ship manufacturing and repair facilities, or portions thereof, located in the state of Mississippi.

The carrying amount and the related estimated fair value of the company's total long-term debt at September 30, 2011 are shown below. The fair value of the total long-term debt was calculated based on recent trades, if available, or interest rates prevailing on debt with terms and maturities similar to the company's existing debt arrangements.

	September 30, 2011
$ in millions	Carrying Amount	Fair Value
Long-term debt	$1,866	$1,806

11.	LONG-TERM DEBT

Mississippi Economic Development Revenue Bonds—As of December 31, 2010, and 2009, the company had $83.7 million outstanding from the issuance of Industrial Revenue Bonds issued by the Mississippi Business Finance Corporation. These bonds accrue interest at a fixed rate of 7.81 percent per annum (payable semi-annually), and mature in 2024. Repayment of principal and interest is guaranteed by Northrop Grumman Systems Corporation (a wholly owned subsidiary of Northrop Grumman). In accordance with the terms of the bonds, the proceeds have been used to finance the construction, reconstruction, and renovation of the company's interest in certain ship manufacturing and repair facilities, or portions thereof, located in the state of Mississippi.

Gulf Opportunity Zone Industrial Development Revenue Bonds—As of December 31, 2010, the company had $22 million outstanding from the issuance of Gulf Opportunity Zone Industrial Development Revenue Bonds (GO Zone IRBs) issued by the Mississippi Business Finance Corporation. The initial issuance of the GO Zone IRBs was for $200 million of principal value, and in November 2010, in connection with the anticipated spin-off, NGSB, purchased $178 million of the bonds using the proceeds from a $178 million intercompany loan with Northrop Grumman (see Note 19). The remaining bonds accrue interest at a fixed rate of 4.55 percent per annum (payable semi-annually), and mature in 2028. Repayment of principal and interest is guaranteed by Northrop Grumman. In accordance with the terms of the bonds, the proceeds have been used to finance the construction, reconstruction, and renovation of the company's interest in certain ship manufacturing and repair facilities, or portions thereof, located in the state of Mississippi. Repayment of principal for the bonds listed in the table below is contractually obligated when the bonds mature in 2024 and 2028.

The carrying amounts and the related estimated fair values of the company's long-term debt at December 31, 2010, and 2009, are shown below. The fair value of the long-term debt was calculated based on recent trades, if available, or interest rates prevailing on debt with terms and maturities similar to the company's existing debt arrangements.

	2010		2009
$ in millions	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$105	$128	$283	$285